PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,480
Ending balance	198	$ 2,480
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	221
Ending balance	93	221
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,225	3,398
Additions (cash and non-cash)	149	182
Dispositions	(3,012)	(39)
Assets reclassified as held for sale	(32)	(2)
Foreign currency translation and other	112	(314)
Ending balance	442	3,225
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	365	378
Additions (cash and non-cash)	54	56
Dispositions	(228)	(30)
Assets reclassified as held for sale		0
Foreign currency translation and other	33	(39)
Ending balance	224	365
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(745)	(655)
Depreciation and impairment expense	(129)	(189)
Dispositions	636	31
Assets reclassified as held for sale	19	1
Foreign currency translation and other	(25)	67
Ending balance	(244)	(745)
Accumulated depreciation and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(144)	(133)
Depreciation and impairment expense	(56)	(55)
Dispositions	73	26
Assets reclassified as held for sale		0
Foreign currency translation and other	(4)	18
Ending balance	(131)	(144)
Land | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Ending balance	5	17
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	(7)
Land | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17	19
Additions (cash and non-cash)	0	0
Dispositions	(5)	0
Assets reclassified as held for sale		0
Foreign currency translation and other	0	(2)
Ending balance	5	17
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Land | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation and impairment expense	0	0
Dispositions	0	0
Assets reclassified as held for sale		0
Foreign currency translation and other	0	0
Ending balance	0	0
Buildings | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,631
Ending balance	10	1,631
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	(25)
Buildings | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,904	2,055
Additions (cash and non-cash)	25	48
Dispositions	(1,938)	0
Assets reclassified as held for sale		0
Foreign currency translation and other	46	(199)
Ending balance	12	1,904
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	19
Buildings | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(273)	(242)
Depreciation and impairment expense	(23)	(55)
Dispositions	285	0
Assets reclassified as held for sale		0
Foreign currency translation and other	(10)	24
Ending balance	(2)	(273)
Machinery and equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	334
Ending balance	79	334
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Machinery and equipment | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	579	553
Additions (cash and non-cash)	64	75
Dispositions	(495)	(8)
Assets reclassified as held for sale		(2)
Foreign currency translation and other	20	(39)
Ending balance	168	579
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Machinery and equipment | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(245)	(205)
Depreciation and impairment expense	(42)	(63)
Dispositions	207	3
Assets reclassified as held for sale		1
Foreign currency translation and other	(9)	19
Ending balance	(89)	(245)
Other | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	277
Ending balance	11	277
Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Other | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	360	393
Additions (cash and non-cash)	6	3
Dispositions	(346)	(1)
Assets reclassified as held for sale		0
Foreign currency translation and other	13	(35)
Ending balance	33	360
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Other | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(83)	(75)
Depreciation and impairment expense	(8)	(16)
Dispositions	71	2
Assets reclassified as held for sale		0
Foreign currency translation and other	(2)	6
Ending balance	(22)	$ (83)
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	0
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Assets reclassified as held for sale	$ 0